Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Class A Common Stock [Member]	Class B Common Stock [Member]	Class C Common Stock [Member]	Additional Paid-In Capital [Member]	Stock Subscription Payable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Aug. 31, 2015	$ 1,000	$ 217			$ 4,315,919	$ 90,521	$ (4,541,180)		$ (133,523)
Balance, shares at Aug. 31, 2015	100,000	217,046
Net income loss							(13,079)		(13,079)
Balance at Aug. 31, 2016	$ 1,000	$ 217			4,315,919	90,521	(4,554,259)		(146,602)
Balance, shares at Aug. 31, 2016	100,000	217,046
Class A, Class B, and Class C common stock agreed to be issued on September 15, 2016 for $200,000 cash (collected September 14, 2016 and October 11, 2016)		$ 30,000	$ 6,000	$ 40,000	124,000				200,000
Class A, Class B, and Class C common stock agreed to be issued on September 15, 2016 for $200,000 cash (collected September 14, 2016 and October 11, 2016), shares		30,000,000	6,000,000	40,000,000
Finder's fee paid reqarding September 15, 2016 change in control agreement					(20,000)				(20,000)
Contributed capital collected October 11, 2016					17,500				17,500
Retirement of preferred stock - November 30, 2016	$ (1,000)				(32,735)				(33,735)
Retirement of preferred stock - November 30, 2016, shares	(100,000)
Class C common stock issued for stock based compensation - April 3, 2017				$ 8,400	1,671,600				1,680,000
Class C common stock issued for stock based compensation - April 3, 2017, shares				8,400,000
Class A common stock issued to a consultant - May 1, 2017		$ 500			1,479,500				1,480,000
Class A common stock issued to a consultant - May 1, 2017, shares		500,000
Class C common stock issued to stockholders of Shenzhen Nova E-commerce Ltd. - August 29, 2017				$ 25,000	(79,853)				(54,853)
Class C common stock issued to stockholders of Shenzhen Nova E-commerce Ltd. - August 29, 2017, shares				25,000,000
Foreign currency translation adjustment								75	75
Net income loss							(1,789,167)		(1,789,167)
Balance at Aug. 31, 2017		$ 30,717	$ 6,000	$ 73,400	$ 7,475,931	$ 90,521	$ (6,343,426)	$ 75	1,333,218
Balance, shares at Aug. 31, 2017		30,717,046	6,000,000	73,400,000
Net income loss									(1,907,501)
Balance at Feb. 28, 2018									$ (245,910)